Cover Page	Nov. 10, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 10, 2021
Entity File Number	000-56021
Entity Registrant Name	ACREAGE HOLDINGS, INC.
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	98-1463868
Entity Address, Address Line One	450 Lexington Avenue, #3308
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10163
City Area Code	646
Local Phone Number	600-9181
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001762359
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Class E Subordinate Voting Shares
Entity Information [Line Items]
Title of 12(g) Security	Class E subordinate voting shares
Trading Symbol	ACRHF
Class D Subordinate Voting Shares
Entity Information [Line Items]
Title of 12(g) Security	Class D subordinate voting shares
Trading Symbol	ACRDF